UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/16 (Unaudited)

CORPORATE BONDS AND NOTES (62.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (33.9%)

Abbey National Treasury Services PLC/Stamford, CT company guaranty sr. unsec. unsub. FRN (United Kingdom)	1.040	9/29/17	$9,565,000	$9,516,391

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. FRN Ser. GMTN (United Kingdom)	1.475	8/24/18	7,000,000	6,963,103

ABN Amro Bank NV 144A sr. unsec. FRN (Netherlands)	1.434	10/28/16	20,505,000	20,539,982

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.368	11/16/18	10,000,000	9,962,160

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.073	1/16/18	10,000,000	9,981,130

Bank of America Corp. unsec. sub. FRN	1.163	5/2/17	7,282,000	7,233,924

Bank of America Corp. unsec. sub. FRN	0.947	8/15/16	3,873,000	3,871,280

Bank of America, NA unsec. sub. FRN Ser. BKNT	0.934	6/15/17	14,500,000	14,429,559

Bank of Montreal sr. unsec. unsub. FRN (Canada)	0.989	4/10/18	3,000,000	2,983,854

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN (Canada)	1.248	7/31/18	18,100,000	18,059,619

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN	0.998	5/22/18	7,505,000	7,489,209

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. 1	1.076	3/6/18	4,062,000	4,062,739

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.458	1/15/19	5,000,000	5,006,960

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.105	6/11/18	10,000,000	9,985,240

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	0.939	4/11/17	10,000,000	9,996,070

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	1.246	9/9/16	4,300,000	4,305,483

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	1.186	3/5/18	5,000,000	4,975,245

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	0.944	9/8/17	5,000,000	4,979,195

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (France)	1.484	1/20/17	17,850,000	17,889,788

Barclays Bank PLC sr. unsec. unsub. FRN (United Kingdom)	1.198	2/17/17	7,100,000	7,106,170

Barclays Bank PLC sr. unsec. unsub. FRN Ser. MTN (United Kingdom)	1.176	12/9/16	9,385,000	9,378,740

BNP Paribas SA company guaranty sr. unsec. FRN (France)	1.222	12/12/16	890,000	891,908

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	1.122	3/17/17	12,553,000	12,545,380

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	1.080	5/7/17	2,403,000	2,401,121

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. MTN (France)	1.250	12/12/16	8,344,000	8,359,295

BPCE SA company guaranty sr. unsec. FRN Ser. MTN (France)	1.482	2/10/17	10,175,000	10,204,467

BPCE SA company guaranty sr. unsec. unsub. FRB Ser. MTN (France)	1.235	6/23/17	13,000,000	12,999,155

Branch Banking & Trust Co. sr. unsec. FRN	1.065	12/1/16	2,000,000	2,002,492

Branch Banking & Trust Co. unsec. sub. FRN	0.952	9/13/16	15,795,000	15,797,132

Branch Banking & Trust Co. unsec. sub. FRN Ser. BKNT	0.918	5/23/17	4,850,000	4,835,911

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. EMTN (Canada)	0.793	2/21/17	4,200,000	4,192,398

Capital One NA/Mclean VA sr. unsec. FRN	1.768	8/17/18	8,525,000	8,576,210

Capital One, NA sr. unsec. FRN Ser. BKNT	1.301	2/5/18	9,000,000	8,981,487

Citigroup, Inc. sr. unsec. FRN	1.325	11/24/17	5,145,000	5,130,522

Citigroup, Inc. unsec. sub. FRN	0.906	6/9/16	20,859,000	20,861,086

Comerica Bank unsec. sub. notes Ser. BKNT	5.750	11/21/16	14,334,000	14,670,906

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	0.904	9/8/17	7,000,000	6,978,517

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	1.032	3/12/18	10,000,000	9,949,580

Commonwealth Bank of Australia/New York, NY 144A sr. unsec. FRB	1.403	11/2/18	8,000,000	8,003,992

Credit Agricole SA/London 144A sr. unsec. FRN (United Kingdom)	1.428	4/15/19	18,980,000	18,849,626

Credit Suisse AG/New York, NY sr. unsec. FRN	1.328	1/29/18	14,860,000	14,798,123

Credit Suisse AG/New York, NY sr. unsec. FRN	1.314	4/27/18	10,600,000	10,512,635

Fifth Third Bancorp unsec. sub. FRB	1.043	12/20/16	15,560,000	15,518,517

Firth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. MTN	1.528	8/20/18	10,000,000	10,019,310

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	1.336	9/6/17	8,830,000	8,769,868

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	1.329	9/30/16	15,035,000	15,004,930

HSBC Finance Corp. sr. unsec. unsub. FRN	1.065	6/1/16	16,851,000	16,853,983

HSBC USA, Inc. sr. unsec. unsub. FRN	1.508	9/24/18	440,000	439,061

HSBC USA, Inc. sr. unsec. unsub. FRN	1.390	8/7/18	8,000,000	7,974,872

Huntington National Bank (The) sr. unsec. unsub. FRN	1.063	4/24/17	24,725,000	24,677,454

ING Bank NV 144A sr. unsec. FRN (Netherlands)	1.398	8/17/18	7,000,000	6,980,834

ING Bank NV 144A unsec. FRN (Netherlands)	1.190	3/16/18	14,500,000	14,437,027

JPMorgan Chase & Co. sr. unsec. FRN Ser. MTN	1.145	3/1/18	5,000,000	4,981,665

JPMorgan Chase & Co. sr. unsec. unsub. FRN	1.538	1/25/18	977,000	981,238

JPMorgan Chase Bank, NA unsec. sub. FRN	0.962	6/13/16	19,811,000	19,816,824

KeyBank NA/Cleveland, OH sr. unsec. FRN	1.119	11/25/16	3,000,000	3,002,706

Manufacturers & Traders Trust Co. sr. unsec. FRB	1.013	1/30/17	5,645,000	5,640,586

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	0.938	7/25/17	6,000,000	5,989,620

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.270	3/26/18	9,000,000	8,964,198

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.080	9/25/17	3,000,000	2,986,968

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.063	4/16/17	11,000,000	10,964,063

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.410	1/14/19	10,000,000	9,986,450

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.276	7/23/18	10,000,000	9,973,440

National Bank of Canada sr. unsec. FRN Ser. BKNT (Canada)	1.472	12/14/18	10,000,000	10,020,700

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	1.006	6/7/17	13,840,000	13,807,338

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	0.984	12/15/16	6,039,000	6,029,108

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	1.482	9/17/18	10,000,000	10,023,240

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	0.989	4/4/17	7,000,000	7,002,492

PNC Bank NA sr. unsec. FRN Ser. MTN	1.055	6/1/18	5,000,000	4,984,420

Royal Bank of Canada sr. unsec. unsub. FRN (Canada)	1.335	12/10/18	10,000,000	9,992,200

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN (Canada)	1.178	7/30/18	10,000,000	9,975,830

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB (United Kingdom)	1.569	3/31/17	13,330,000	13,323,775

Santander Bank, NA sr. unsec. FRN	1.561	1/12/18	6,900,000	6,831,932

Societe Generale SA company guaranty sr. unsec. unsub. FRN (France)	1.705	10/1/18	13,675,000	13,710,692

Standard Chartered PLC 144A sr. unsec. notes (United Kingdom)	3.200	5/12/16	23,975,000	23,988,594

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRB (Japan)	1.213	1/16/18	6,000,000	5,974,770

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRB (Japan)	1.059	1/10/17	6,000,000	5,996,580

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	1.378	7/23/18	8,000,000	7,972,400

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	0.949	7/11/17	5,000,000	4,972,205

Suncorp-Metway, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.330	3/28/17	5,250,000	5,258,111

SunTrust Bank/Atlanta, GA sr. unsec. FRN Ser. BKNT	1.058	2/15/17	18,525,000	18,494,063

Svenska Handelsbanken AB company guaranty sr. unsec. notes (Sweden)	2.875	4/4/17	14,000,000	14,241,542

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN (Canada)	1.178	7/23/18	10,000,000	9,977,730

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (Canada)	0.853	5/2/17	3,000,000	2,997,363

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	0.932	3/13/18	10,000,000	9,945,610

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN	1.108	11/15/18	10,000,000	9,983,260

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	0.835	9/11/17	10,188,000	10,183,864

UBS AG/Stamford CT sr. unsec. FRN Ser. GMTN	1.330	3/26/18	12,225,000	12,222,457

UBS AG/Stamford CT sr. unsec. FRN Ser. GMTN	1.258	8/14/19	12,000,000	11,890,236

Wells Fargo & Co. sr. unsec. FRN	1.095	4/22/19	3,785,000	3,753,456

Wells Fargo & Co. sr. unsec. unsub. FRN	1.268	4/23/18	3,000,000	3,001,395

Wells Fargo & Co. sr. unsec. unsub. FRN	1.032	9/14/18	12,500,000	12,421,425

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT	1.375	1/22/18	6,000,000	6,028,440

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.358	11/23/18	10,000,000	9,991,820

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.059	5/25/18	8,000,000	7,941,920

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.005	12/1/17	7,000,000	6,976,935

				904,137,301
Basic materials (0.7%)

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN	1.796	5/27/16	16,250,000	16,250,000

Monsanto Co. sr. unsec. unsub. FRN	0.820	11/7/16	3,425,000	3,415,753

				19,665,753
Capital goods (0.6%)

John Deere Capital Corp. sr. unsec. FRN Ser. MTN	0.854	12/15/17	10,000,000	9,982,090

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN	0.923	1/16/18	6,000,000	5,996,322

				15,978,412
Communication services (1.6%)

AT&T, Inc. sr. unsec. unsub. FRN	1.546	11/27/18	10,000,000	10,025,470

British Telecommunications PLC sr. unsec. unsub. notes (United Kingdom)	1.625	6/28/16	1,400,000	1,401,581

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes	5.850	5/1/17	6,755,000	7,043,911

Verizon Communications, Inc. sr. unsec. unsub. FRN	2.164	9/15/16	11,500,000	11,553,303

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.036	6/9/17	13,000,000	13,009,620

				43,033,885
Conglomerates (0.8%)

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN Ser. MTN	0.890	8/7/18	4,062,000	4,051,276

General Electric Co. company guaranty sr. unsec. FRN Ser. EMTN	0.823	6/20/16	7,000,000	6,999,090

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	0.909	5/25/18	10,000,000	9,962,130

				21,012,496
Consumer cyclicals (4.4%)

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	0.985	3/10/17	10,000,000	9,982,870

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	0.956	8/1/17	5,000,000	4,976,225

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	1.206	12/6/17	15,000,000	14,891,985

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	1.154	9/8/17	5,500,000	5,476,521

General Motors Financial Co., Inc. company guaranty sr. unsec. notes	2.750	5/15/16	11,732,000	11,738,734

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN	1.989	4/10/18	905,000	899,491

Hutchison Whampoa International 14, Ltd. 144A company guaranty sr. unsec. unsub. bonds (Hong Kong)	1.625	10/31/17	2,500,000	2,501,768

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. FRN (South Korea)	1.439	3/18/17	3,000,000	3,017,406

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. notes (South Korea)	4.375	7/27/16	3,075,000	3,097,045

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.430	4/6/18	5,000,000	4,998,100

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.182	3/3/17	7,900,000	7,897,314

Nissan Motor Acceptance Corp. 144A sr. unsec. unsub. FRN	1.330	9/26/16	9,350,000	9,364,165

Toyota Motor Credit Corp. sr. unsec. unsub. FRB Ser. GMTN	1.090	7/13/18	10,000,000	10,020,950

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.023	1/17/19	2,105,000	2,092,705

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	0.818	5/16/17	10,000,000	9,995,840

Walt Disney Co. (The) sr. unsec. unsub. FRN	0.951	1/8/19	15,000,000	15,007,770

				115,958,889
Consumer finance (1.9%)

American Express Bank FSB sr. unsec. unsub. FRN Ser. BKNT	0.735	6/12/17	12,340,000	12,290,689

American Express Co. sr. unsec. unsub. FRN	1.208	5/22/18	5,250,000	5,225,273

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.401	11/5/18	6,000,000	5,998,746

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	1.090	7/13/18	7,000,000	7,008,596

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	0.945	12/11/17	15,000,000	14,990,280

Capital One Bank USA NA sr. unsec. unsub. notes Ser. BKNT	1.150	11/21/16	3,955,000	3,957,832

				49,471,416
Consumer staples (3.0%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	1.016	2/1/19	3,874,000	3,858,093

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	0.824	1/27/17	4,465,000	4,462,330

Kroger Co. (The) sr. unsec. FRN	1.163	10/17/16	25,142,000	25,168,374

PepsiCo, Inc. sr. unsec. unsub. FRN	1.215	2/22/19	4,000,000	4,028,468

PepsiCo, Inc. sr. unsec. unsub. FRN	0.980	10/13/17	10,000,000	10,018,070

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes	2.450	1/15/17	13,225,000	13,342,544

Walgreens Boots Alliance, Inc. sr. unsec. unsub. FRN	1.068	5/18/16	17,900,000	17,902,864

				78,780,743
Energy (0.9%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	0.982	2/10/17	10,000,000	9,992,180

Shell International Finance BV company guaranty sr. unsec. unsub. FRN (Netherlands)	1.212	11/10/18	15,000,000	14,955,000

				24,947,180
Financial (2.4%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	1.184	3/7/18	10,000,000	10,046,200

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	0.931	1/12/18	10,000,000	9,996,710

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN	1.288	5/22/17	5,000,000	4,998,955

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	1.434	12/15/17	6,000,000	5,999,706

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	1.260	6/4/17	10,200,000	10,193,839

Morgan Stanley sr. unsec. unsub. FRB Ser. MTN	1.083	10/18/16	23,000,000	23,017,641

				64,253,051
Health care (1.7%)

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN (Luxembourg)	1.712	3/12/18	10,000,000	10,045,840

Amgen, Inc. sr. unsec. FRN	0.998	5/22/17	15,000,000	14,968,005

AstraZeneca PLC sr. unsec. unsub. FRN (United Kingdom)	1.148	11/16/18	10,000,000	9,989,810

Bayer US Finance, LLC 144A company guaranty sr. unsec. unsub. FRN	0.910	10/6/17	10,000,000	10,001,320

				45,004,975
Insurance (2.6%)

Hartford Financial Services Group, Inc. (The) sr. unsec. notes	5.500	10/15/16	9,007,000	9,178,556

Hartford Financial Services Group, Inc. (The) sr. unsec. notes	5.375	3/15/17	8,020,000	8,302,376

Jackson National Life Global Funding 144A sr. FRN	1.208	10/13/17	7,222,000	7,225,893

Liberty Mutual Group, Inc. 144A sr. unsec. notes	6.700	8/15/16	14,869,000	15,090,845

New York Life Global Funding 144A FRN	1.030	4/6/18	10,600,000	10,621,624

New York Life Global Funding 144A FRN	0.914	12/15/17	10,000,000	10,016,220

Principal Life Global Funding II 144A sr. FRN	1.135	12/1/17	10,000,000	9,993,640

				70,429,154
Investment banking/Brokerage (—%)

Macquarie Bank, Ltd. 144A sr. unsec. FRN (Australia)	1.418	3/24/17	625,000	624,071

				624,071
Real estate (3.4%)

AvalonBay Communities, Inc. sr. unsec. sub. notes Ser. MTN(R)	5.750	9/15/16	3,771,000	3,831,543

AvalonBay Communities, Inc. sr. unsec. unsub. notes Ser. GMTN(R)	5.700	3/15/17	19,885,000	20,613,825

HCP, Inc. sr. unsec. notes Ser. MTN(R)	6.300	9/15/16	11,350,000	11,545,084

HCP, Inc. sr. unsec. unsub. notes(R)	6.000	1/30/17	5,850,000	6,031,789

Realty Income Corp. sr. unsec. notes(R)	5.950	9/15/16	15,200,000	15,444,051

Simon Property Group LP sr. unsec. unsub. notes(R)	5.250	12/1/16	4,921,000	4,991,725

Ventas Realty LP company guaranty sr. unsec. notes(R)	1.550	9/26/16	20,396,000	20,425,758

Ventas Realty LP company guaranty sr. unsec. sub. notes(R)	1.250	4/17/17	4,185,000	4,176,630

Welltower, Inc. sr. unsec. notes(R)	6.200	6/1/16	3,910,000	3,925,104

				90,985,509
Technology (1.5%)

Apple, Inc. sr. unsec. unsub. FRN	1.438	2/22/19	7,000,000	7,083,545

Cisco Systems, Inc. sr. unsec. FRN	0.944	6/15/18	10,000,000	10,023,630

Cisco Systems, Inc. sr. unsec. unsub. FRN	1.236	2/21/18	5,000,000	5,034,260

eBay, Inc. sr. unsec. unsub. FRN	0.834	7/28/17	7,000,000	6,956,068

QUALCOMM, Inc. sr. unsec. unsub. FRN	0.888	5/18/18	10,000,000	9,890,160

				38,987,663
Transportation (0.2%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A	6.900	1/2/18	1,757,163	1,783,520

Kansas City Southern 144A company guaranty sr. unsec. sub. FRN	1.334	10/28/16	4,000,000	3,971,780

				5,755,300
Utilities and power (2.6%)

Duke Energy Corp. sr. unsec. FRN	1.009	4/3/17	14,100,000	14,086,802

Duke Energy Progress, Inc. sr. mtge. FRN	0.836	3/6/17	5,000,000	4,991,120

Electricite de France (EDF) 144A sr. unsec. unsub. FRN (France)	1.094	1/20/17	8,000,000	7,983,600

Enbridge, Inc. sr. unsec. unsub. FRN (Canada)	1.083	6/2/17	5,000,000	4,851,865

Exelon Corp. sr. unsec. unsub. notes	1.550	6/9/17	5,000,000	4,999,010

PPL WEM, Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes (United Kingdom)	3.900	5/1/16	20,000,000	20,000,000

TransCanada PipeLines, Ltd. sr. unsec. unsub. FRB (Canada)	1.309	6/30/16	7,100,000	7,103,493

Xcel Energy, Inc. sr. unsec. unsub. notes	1.200	6/1/17	5,000,000	4,994,855

				69,010,745

Total corporate bonds and notes (cost $1,659,493,041)				$1,658,036,543

COMMERCIAL PAPER (25.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Abbott Laboratories	0.711	6/29/16	$20,000,000	$19,976,244

Agrium, Inc. (Canada)	0.801	5/13/16	10,000,000	9,998,137

Agrium, Inc. (Canada)	0.801	5/2/16	10,000,000	9,999,613

Albemarle Corp.	1.281	5/17/16	10,000,000	9,996,550

Altria Group, Inc.	0.650	6/1/16	7,250,000	7,246,584

Altria Group, Inc.	0.781	5/31/16	10,000,000	9,995,440

Altria Group, Inc.	0.670	5/6/16	6,000,000	5,999,452

Amphenol Corp.	0.801	5/13/16	3,500,000	3,499,348

Amphenol Corp.	0.811	5/4/16	10,000,000	9,999,351

Anheuser-Busch InBev Worldwide, Inc.	1.005	9/29/16	3,000,000	2,991,572

Anheuser-Busch InBev Worldwide, Inc.	1.056	9/15/16	3,000,000	2,992,772

Assa Abloy Financial Services (Sweden)	1.055	10/11/16	10,000,000	9,963,104

Assa Abloy Financial Services (Sweden)	1.090	9/16/16	5,000,000	4,985,864

Autonation, Inc.	0.950	5/2/16	20,000,000	19,998,892

AXA Financial, Inc.	0.924	9/12/16	12,500,000	12,467,558

AXA Financial, Inc.	0.701	6/8/16	3,695,000	3,692,976

AXA Financial, Inc.	0.802	5/3/16	2,500,000	2,499,879

Bacardi Corp. (Puerto Rico)	0.700	5/18/16	11,000,000	10,997,138

BASF SE (Germany)	0.773	9/28/16	10,000,000	9,972,260

BASF SE (Germany)	0.702	6/21/16	12,500,000	12,491,884

Baxter International, Inc.	0.720	5/9/16	10,000,000	9,998,683

Baxter International, Inc.	0.720	5/4/16	10,000,000	9,999,351

Bell Canada (Canada)	0.760	5/19/16	10,000,000	9,997,406

Bell Canada (Canada)	0.761	5/10/16	10,000,000	9,998,640

Campbell Soup Co.	0.701	6/13/16	5,030,000	5,026,542

Campbell Soup Co.	0.620	5/18/16	1,548,000	1,547,600

Canadian Natural Resources, Ltd. (Canada)	1.170	5/11/16	15,000,000	14,996,720

CBS Corp.	0.711	5/31/16	10,000,000	9,995,440

CenterPoint Energy, Inc.	0.801	6/1/16	10,000,000	9,995,288

Church & Dwight Co., Inc.	0.720	5/11/16	10,000,000	9,998,413

Clorox Co. (The)	0.731	5/23/16	7,990,000	7,987,321

Duke Energy Corp. 144A	0.780	5/17/16	4,000,000	3,999,020

Entergy Corp. 144A	0.850	5/2/16	15,200,000	15,199,183

Equifax, Inc.	0.771	5/19/16	5,200,000	5,198,564

Equifax, Inc. 144A	0.720	5/17/16	4,000,000	3,999,020

FMC Technologies, Inc.	1.011	5/20/16	7,500,000	7,497,812

FMC Technologies, Inc.	1.041	5/11/16	7,370,000	7,368,831

Humana, Inc.	0.876	5/9/16	15,000,000	14,997,275

Jupiter Securitization Co., LLC 144A FRN	0.686	7/25/16	13,000,000	13,003,354

Kansas City Southern de Mexico SA de CV	0.850	5/2/16	16,000,000	15,999,113

Kinder Morgan, Inc./DE	1.050	5/2/16	20,000,000	19,998,892

Kraft Heinz Foods Co.	1.021	5/24/16	7,006,000	7,002,575

Kraft Heinz Foods Co.	0.971	5/19/16	10,000,000	9,996,128

Marriott International, Inc./MD	0.710	5/20/16	6,000,000	5,998,250

Marriott International, Inc./MD	0.680	5/12/16	2,800,000	2,799,517

Mondelez International, Inc.	0.821	6/23/16	3,000,000	2,997,511

Mondelez International, Inc.	0.771	6/21/16	7,500,000	7,494,026

Mondelez International, Inc.	0.761	5/24/16	4,490,000	4,488,429

Mondelez International, Inc. 144A	0.781	6/15/16	5,000,000	4,996,521

Monsanto Co.	0.841	5/23/16	15,000,000	14,994,970

NBCUniversal Enterprise, Inc.	0.660	5/5/16	15,000,000	14,998,827

NBCUniversal Enterprise, Inc. 144A	0.681	5/26/16	10,000,000	9,996,198

Newell Rubbermaid, Inc.	1.298	6/9/16	5,800,000	5,795,211

Newell Rubbermaid, Inc.	1.252	5/17/16	10,000,000	9,996,550

NiSource Finance Corp.	0.950	5/13/16	15,000,000	14,997,206

NiSource Finance Corp.	0.950	5/3/16	5,000,000	4,999,741

SCANA Corp.	1.021	5/12/16	10,000,000	9,997,624

SCANA Corp.	1.051	5/10/16	9,500,000	9,498,099

Schlumberger Holdings Corp.	1.002	6/30/16	1,800,000	1,798,689

Schlumberger Holdings Corp.	0.821	5/26/16	4,500,000	4,498,728

Schlumberger Holdings Corp.	0.801	5/24/16	5,000,000	4,998,701

Syngenta Wilmington Inc.	1.003	5/4/16	8,000,000	7,999,427

Syngenta Wilmington, Inc.	1.201	5/23/16	10,000,000	9,996,133

Thomson Reuters Corp. (Canada)	0.881	6/8/16	1,797,000	1,796,016

Thomson Reuters Corp. (Canada)	0.971	5/6/16	600,000	599,949

Thomson Reuters Corp. 144A (Canada)	1.013	7/12/16	10,000,000	9,988,838

Thomson Reuters Corp. 144A (Canada)	0.841	5/27/16	10,000,000	9,996,282

TransCanada PipeLines, Ltd. (Canada)	0.951	6/20/16	6,495,000	6,489,943

Tyco International Finance SA (Luxembourg)	0.851	5/13/16	10,000,000	9,998,137

Union Electric Co.	0.771	5/9/16	10,700,000	10,698,591

UnitedHealth Group, Inc.	0.680	5/24/16	20,000,000	19,993,417

Viacom, Inc.	1.151	5/20/16	10,000,000	9,997,083

Viacom, Inc.	1.201	5/18/16	731,000	730,810

Viacom, Inc. 144A	1.100	5/11/16	1,000,000	999,841

Whirlpool Corp.	0.761	6/21/16	7,500,000	7,494,026

Whirlpool Corp.	0.821	5/26/16	8,400,000	8,396,806

WPP CP, LLC	1.125	9/9/16	5,000,000	4,986,885

WPP CP, LLC 144A	1.053	7/29/16	10,000,000	9,984,758

Wyndham Worldwide Corp.	0.970	5/10/16	3,000,000	2,999,381

Wyndham Worldwide Corp.	1.061	5/6/16	5,500,000	5,499,283

Wyndham Worldwide Corp. 144A	1.041	5/25/16	10,000,000	9,994,901

Total commercial paper (cost $687,409,931)				$687,551,094

MORTGAGE-BACKED SECURITIES (6.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (0.4%)

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ	6.500	11/15/23	$194,334	$214,391
Ser. 2345, Class PQ	6.500	8/15/16	7,816	7,944
Ser. 2430, Class UD	6.000	3/15/17	18,928	19,247
Ser. 3724, Class CM	5.500	6/15/37	282,248	318,244
Ser. 3316, Class CD	5.500	5/15/37	119,051	133,901
Ser. 2503, Class B	5.500	9/15/17	27,902	28,704
Ser. 2888, Class CG	5.000	8/15/33	422	422
Ser. 3331, Class NV	5.000	6/15/29	124,295	125,556
Ser. 2561, Class BD	5.000	2/15/18	118,368	121,081
Ser. 2541, Class JC	5.000	12/15/17	47,787	48,763
Ser. 2542, Class ES	5.000	12/15/17	9,716	9,918
Ser. 2519, Class AH	5.000	11/15/17	110,232	112,698
Ser. 2513, Class DB	5.000	10/15/17	12,326	12,549
Ser. 3539, Class PM	4.500	5/15/37	53,892	57,002
Ser. 2958, Class QD	4.500	4/15/20	25,515	26,202
Ser. 2854, Class DL	4.000	9/15/19	117,587	120,598
Ser. 2864, Class GB	4.000	9/15/19	88,176	90,922
Ser. 2783, Class AY	4.000	4/15/19	78,428	80,260
Ser. 3805, Class AK	3.500	4/15/24	58,823	59,817
Ser. 3683, Class JH	2.500	12/15/23	4,158	4,161
Ser. 3611, PO	0.000	7/15/34	86,091	81,142

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	127,400	136,506
Ser. 10-110, Class AE	9.750	11/25/18	96,169	103,088
Ser. 06-124, Class A	5.625	11/25/36	15,623	15,884
Ser. 05-48, Class AR	5.500	2/25/35	106,954	113,347
Ser. 08-8, Class PA	5.000	2/25/38	114,805	120,701
Ser. 09-15, Class MC	5.000	3/25/24	38,625	39,892
Ser. 02-73, Class OE	5.000	11/25/17	42,903	43,847
Ser. 02-65, Class HC	5.000	10/25/17	3,948	3,980
Ser. 09-100, Class PA	4.500	4/25/39	13,624	13,825
Ser. 04-8, Class GD	4.500	10/25/32	6,772	6,775
Ser. 04-26, Class PD	4.500	8/25/32	39,657	39,926
Ser. 11-60, Class PA	4.000	10/25/39	34,577	36,361
Ser. 11-4, Class JP	4.000	6/25/39	114,991	115,686
Ser. 11-36, Class PA	4.000	2/25/39	318,408	326,038
Ser. 03-43, Class YA	4.000	3/25/33	325,781	331,948
Ser. 10-109, Class JB	4.000	8/25/28	143,126	145,538
Ser. 04-27, Class HB	4.000	5/25/19	37,718	38,822
Ser. 03-128, Class NG	4.000	1/25/19	84,314	86,278
Ser. 11-20, Class PC	3.500	3/25/39	91,018	93,750
Ser. 10-155, Class A	3.500	9/25/25	31,191	31,859
Ser. 11-42, Class BJ	3.000	8/25/25	494,436	502,367
Ser. 10-43, Class KG	3.000	1/25/21	94,695	96,728
Ser. 11-23, Class AB	2.750	6/25/20	60,080	60,918
Ser. 10-81, Class AP	2.500	7/25/40	132,339	134,194
FRB Ser. 10-90, Class GF	0.939	8/25/40	2,460,115	2,477,827
FRB Ser. 06-74, Class FL	0.789	8/25/36	669,910	664,946
FRB Ser. 05-63, Class FC	0.689	10/25/31	1,104,157	1,103,044
Ser. 92-96, Class B, PO	0.000	5/25/22	20,840	20,589

Government National Mortgage Association
Ser. 10-39, Class PH	4.500	11/20/38	200,697	206,919
Ser. 09-109, Class NK	4.500	7/20/37	181,651	184,870
Ser. 09-94, Class MB	4.500	4/20/37	109,602	110,630
Ser. 09-59, Class P	4.250	9/20/33	59,891	60,768
Ser. 09-32, Class AB	4.000	5/16/39	32,387	34,756
Ser. 10-32, Class CJ	4.000	1/20/38	171,893	175,045
Ser. 09-118, Class AW	3.000	5/20/37	298,601	300,787

				9,651,961
Commercial mortgage-backed securities (1.6%)

DBRR Trust 144A FRB Ser. 13-EZ3, Class A	1.636	12/18/49	3,614,757	3,614,757

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP8, Class A4	5.399	5/15/45	2,980,756	2,991,189
Ser. 04-LN2, Class A2	5.115	7/15/41	181,219	181,416

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-2, Class AM	6.103	6/12/46	10,895,000	10,894,128
Ser. 06-3, Class A4	5.414	7/12/46	4,568,214	4,581,005

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class AM	6.120	8/12/41	8,833,000	8,835,915
Ser. 07-HQ11, Class A31	5.439	2/12/44	363,613	363,468

Selkirk, Ltd. 144A Ser. 1, Class A (Cayman Islands)	1.329	2/20/41	2,235,650	2,223,423

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C28, Class A4FL	0.583	10/15/48	9,570,622	9,517,750

				43,203,051
Residential mortgage-backed securities (non-agency) (4.2%)

Accredited Mortgage Loan Trust FRB Ser. 06-2, Class A3	0.589	9/25/36	3,576,713	3,540,946

BCAP, LLC Trust 144A
FRB Ser. 12-RR12, Class 4A1	3.144	4/26/36	3,000,707	3,046,145
FRB Ser. 15-RR6, Class 3A1	1.290	5/26/46	6,003,960	5,917,503
FRB Ser. 12-RR10, Class 5A5	0.698	4/26/36	4,294,247	4,251,305

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-FR1, Class M1	0.939	6/25/35	4,311,911	4,274,872
FRB Ser. 05-EC1, Class M1	0.889	11/25/35	5,818,817	5,782,884

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-4, Class M1	0.939	1/25/36	586,633	586,486
FRB Ser. 05-SD3, Class 1A	0.929	7/25/35	3,577,148	3,520,408
FRB Ser. 05-SD2, Class 1A3	0.839	3/25/35	1,974,031	1,957,717

Citigroup Mortgage Loan Trust 144A
Ser. 13-11, Class 2A3	5.532	8/25/27	4,103,965	4,108,315
FRB Ser. 09-6, Class 12A1	2.856	7/25/36	335,826	336,111
FRB Ser. 09-5, Class 1A1	2.233	6/25/37	119,204	119,204

Countrywide Asset-Backed Certificates Trust
FRB Ser. 04-9, Class MV2	1.444	12/25/34	1,729,456	1,716,952
FRB Ser. 05-2, Class M3	1.159	8/25/35	17,800,000	17,711,000
FRB Ser. 05-1, Class MV3	0.919	7/25/35	2,988,369	2,970,610

CSMC Trust 144A FRB Ser. 14-5R, Class 6A1	0.583	10/27/36	7,081,418	6,963,484

GSMSC Resecuritization Trust 144A FRB Ser. 09-6R, Class 3A1	2.380	2/26/36	5,071,443	5,090,451

JPMorgan Resecuritization Trust 144A FRB Ser. 09-7, Class 1A1	2.821	8/27/37	1,859,238	1,863,237

Long Beach Mortgage Loan Trust FRB Ser. 06-WL3, Class 2A3	0.639	1/25/36	3,580,985	3,538,762

Merrill Lynch Mortgage Investors Trust FRB Ser. 06-FF1, Class A1	0.544	8/25/36	18,996,552	18,947,161

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-6AR, Class 1A2	0.709	11/25/35	1,281,231	1,272,525

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-1, Class M1	1.144	2/25/35	220,054	219,994

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A1C	0.849	11/25/35	2,935,510	2,895,294

Park Place Securities, Inc. FRB Ser. 05-WHQ2, Class M1	1.069	5/25/35	4,695,908	4,673,128

People's Choice Home Loan Securities Trust FRB Ser. 05-2, Class M2	1.084	5/25/35	3,141,487	3,125,779

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M3	1.174	7/25/35	2,549,467	2,529,124

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 07-BC2, Class A3	0.569	3/25/37	1,469,505	1,465,452

				112,424,849

Total mortgage-backed securities (cost $165,632,518)				$165,279,861

CERTIFICATES OF DEPOSIT (2.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Banco Bilbao Vizcaya/NY FRN	1.468	5/16/16	$23,750,000	$23,748,100

Bank of Montreal/Chicago, IL FRN (Canada)	0.675	8/12/16	5,000,000	5,000,665

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)/New York, NY FRN (Japan)	1.008	7/15/16	7,000,000	7,006,832

Canadian Imperial Bank of Commerce/New York, NY FRN	0.988	5/23/17	10,000,000	9,995,500

Canadian Imperial Bank of Commerce/New York, NY FRN	0.903	6/2/17	10,000,000	10,015,000

National Bank of Canada/New York, NY FRN	1.025	5/24/17	10,000,000	9,986,500

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.075	8/24/17	10,000,000	9,998,800

Total certificates of deposit (cost $75,737,616)				$75,751,397

ASSET-BACKED SECURITIES (1.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A	1.433	2/25/17	$10,000,000	$10,000,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A	1.055	5/25/16	20,000,000	20,000,000

Total asset-backed securities (cost $30,000,000)				$30,000,000

ASSET-BACKED COMMERCIAL PAPER (0.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Sheffield Receivables Co., LLC (United Kingdom)	1.005	9/9/16	$12,500,000	$12,465,688

Sheffield Receivables Co., LLC (United Kingdom)	0.924	8/26/16	10,000,000	9,976,960

Total asset-backed commercial paper (cost $22,424,614)				$22,442,648

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$67,031	$69,638

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	51,996	53,465

				123,103
U.S. Government Agency Mortgage Obligations (—%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	15,701	16,096

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	51,018	58,344

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	28,491	29,178

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	21,083	21,420

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	68,438	70,338

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	68,677	70,329

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	30,988	31,675

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	44,926	46,464

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	38,106	39,272

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	73,580	77,248

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	79,377	82,801

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	24,801	25,546

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	29,024	29,872

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/1/18	28,557	29,380

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	40,478	41,743

Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	42,711	43,990

Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	33,782	34,657

Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	50,002	53,526

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	10,379	10,663

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	26,846	27,964

Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	30,376	31,167

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/23	75,836	79,520

Federal National Mortgage Association Pass-Through Certificates	5.000	6/1/20	90,443	94,595

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/18	61,134	63,051

Federal National Mortgage Association Pass-Through Certificates	5.000	4/1/18	75,849	78,228

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	78,753	82,292

				1,269,359

Total U.S. government and agency mortgage obligations (cost $1,431,350)				$1,392,462

TOTAL INVESTMENTS

Total investments (cost $2,642,129,070)(b)				$2,640,454,005

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,667,081,509.
(b)	The aggregate identified cost on a tax basis is $2,642,129,070, resulting in gross unrealized appreciation and depreciation of $1,478,304 and $3,153,369, respectively, or net unrealized depreciation of $1,675,065.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	69.3%
	Canada	7.7
	United Kingdom	6.7
	Australia	3.3
	France	3.3
	Japan	2.6
	Netherlands	2.5
	Sweden	2.1
	Germany	0.9
	Luxembourg	0.8
	Other	0.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$22,442,648	$—
Asset-backed securities	—	—	30,000,000
Certificates of deposit	—	75,751,397	—
Commercial paper	—	687,551,094	—
Corporate bonds and notes	—	1,658,036,543	—
Mortgage-backed securities	—	165,279,861	—
U.S. government and agency mortgage obligations	—	1,392,462	—

Totals by level	$—	$2,610,454,005	$30,000,000

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 7/31/15	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 4/30/16

Mortgage-backed securities	$20,000,000	$—	$—	$—	$10,000,000	$(20,000,000)	$20,000,000	$—	$30,000,000

Totals	$20,000,000	$—	$—	$—	$10,000,000	$(20,000,000)	$20,000,000	$—	$30,000,000

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $— related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016